LEASE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
LEASE LIABILITIES
LEASE LIABILITIES

NOTE 7. LEASE LIABILITIES

The Company currently occupies office space in Midland, Texas under a month-to-month arrangement. The Company is reviewing its options regarding continued use of this office space and will continue to expense the cost to use this office.

On May 27, 2022, the Company entered into a 12-month lease agreement for office space in Hermosa Beach, California. The lease had a base monthly rent of approximately $2,550 expired on May 31, 2023. The Company reached an agreement with the lessor to continue occupancy of this space on a month-to-month basis. It is the Company’s intention to remain at this location though May 31, 2024. The Company will review options regarding the continuation of using this office space but has begun to expense the cost to use this office starting June 1, 2024.

Other information related to leases as of September 30, 2024 and December 31, 2023, is as follows:

	September 30,	December 31,
	2024	2023
Weighted-average remaining lease term
Operating leases	—	0.21	years

Weighted-average discount rate
Operating leases	—	2.85%

The are no future minimum rental payments required under the operating leases as of September 30, 2024.

A reconciliation of current lease liabilities as recognized in the consolidated balance sheets as of September 30, 2024 and December 31, 2023, is as follows:

	September 30,	December 31,
	2024	2023
Lease liabilities – current	$—	$12,750
Total future minimum lease payments	—	12,750

Less imputed interest	—	(60)
Total	$—	$12,690

NOTE 7. LEASE LIABILITIES

The Company adopted Topic 842 Leases effective January 1, 2022, through a cumulative effect adjustment.

On November 1, 2022, the Company entered into a new lease agreement for its existing office space in Midland, Texas. The lease had a base monthly rent of approximately $5,101 expired on October 31, 2023. As of December 31, 2022, the Company capitalized this operating lease on the Company’s consolidated balance sheet as a right of use asset and a corresponding lease liability in the amount of $50,714.

On May 27, 2022, the Company entered into a 12-month lease agreement for office space in Hermosa Beach, California. The lease had a base monthly rent of approximately $2,550 expired on May 31, 2023.

The Company reached an agreement with the lessor to continue occupancy of this space on a month-to- month basis. It is the Company’s intention to remain at this location though May 31, 2024. As of December 31, 2022, the Company capitalized this operating lease on the Company’s consolidated balance sheet as a right of use asset and a corresponding lease liability in the amount of $42,537.

Other information related to leases as of December 31, 2023 and 2022, is as follows:

	Year Ended		Year Ended
	December 31, 2023		December 31, 2022
Weighted-average remaining lease term
Operating leases	0.21	years	1.13	years
Weighted-average discount rate
Operating leases	2.85%		2.37%

The future minimum rental payments required under the operating leases as of December 31, 2023, are as follows:

2024	$12,750
Total future minimum lease payments	12,750
Less imputed interest	(60)
Total	$12,690

A reconciliation of current and noncurrent lease liabilities as recognized in the consolidated balance sheet as of December 31, 2023 and 2022, is as follows:

	Year Ended	Year Ended
	December 31, 2023	December 31, 2022
Lease liabilities – current	$12,750	$81,610
Lease liabilities – noncurrent	—	12,750
Total future minimum lease payments	12,750	94,360
Less imputed interest	(60)	(1,109)
Total	$12,690	$93,251